Subsequent Events (Details) - Subsequent Event [Member]	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Feb. 18, 2025 USD ($)	Feb. 18, 2025 CNY (¥)
Subsequent Events [Line Items]
Short-term loan agreement					$ 1,390,000	¥ 10,000,000
Short term annual interest rate					3.30%	3.30%
Lease period description	The lease period was from January 8, 2025, to January 7, 2026	The lease period was from January 8, 2025, to January 7, 2026
Monthly rental	$ 3,276	¥ 23,333	$ 7,726	¥ 55,020